Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended	23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2020	Mar. 31, 2015	Mar. 31, 2021	Mar. 31, 2016	Mar. 31, 2022	Mar. 31, 2017	Mar. 31, 2023	Mar. 31, 2018	Mar. 31, 2024	Mar. 31, 2019	Mar. 31, 2025	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025
Matisse Discounted Bond CEF Strategy (Institutional Class)
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 13,134		$ 13,000		$ 12,185		$ 13,835		$ 15,012
Matisse Discounted Closed-End Fund Strategy (Institutional Class)
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,380		$ 11,281		$ 12,510		$ 13,327		$ 9,061	$ 14,921	$ 17,053	$ 16,429	$ 20,725	$ 22,852
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		9,895		9,478		9,030		9,184		9,632
Bloomberg VLI High Yield Index
Account Value [Line Items]
Accumulated Value	10,000		11,626		11,520		11,144		12,294		13,181
FT Taxable Fixed Income CEF Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 13,210		$ 12,780		$ 11,551		$ 13,611		$ 15,050
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000		10,179		11,926		13,595		14,886		13,847	21,651	25,038	23,103	30,007	32,483
S-Network Composite Closed-End Fund Index
Account Value [Line Items]
Accumulated Value		10,000		9,952		11,583		12,370		12,878		11,069	15,892	16,189	14,544	16,673	18,250
Morningstar Global Allocation Index
Account Value [Line Items]
Accumulated Value		10,000		9,871		10,816		12,055		12,324		11,678	15,565	15,800	14,655	16,736	17,673
First Trust Composite Closed-End Fund Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,519		$ 10,946		$ 11,467		$ 12,231		$ 10,350	$ 14,733	$ 14,932	$ 13,383	$ 15,197	$ 16,884